EMPLOYEE BENEFIT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefit Assets And Liabilities [Abstract]
Disclosure of detailed information about defined benefit plans [Table Text Block]
	Year ended December 31,
	2021	2020

Current service cost	$146	$166
Interest expenses	14	10

Total employee benefit expenses	160	176

Interest income on plan assets	$7	$4

Disclosure of detailed information about defined benefit liability (asset) [Table Text Block]
	December 31,
	2021	2020

Defined benefit obligation	$668	$588
Fair value of plan assets	(277)	(217)

Net defined benefit liability	$391	$371

Disclosure of detailed information about changes in present value of defined benefit liabilities [Table Text Block]
	2021	2020

Balance at January 1,	$588	$390

Current service cost	146	166
Interest expenses	14	10
Benefits paid	(50)	(23)
Re-measurement loss on defined benefit plans	(33)	32
Foreign currency translation effect	3	13

Balance at December 31,	$668	$588

Disclosure of detailed information about changes in the fair value of plan assets [Table Text Block]
	2021	2020

Balance at January 1,	$217	$128

Interest income	7	4
Return, net of interest income - remeasurement gain (loss)	(12)	2
Benefits paid	(50)	(23)
Amounts deposited	116	101
Foreign currency translation effect	(1)	5

Balance at December 31,	$277	$217

Disclosure of detailed information about principal assumptions underlying the defined benefit plan [Table Text Block]
	2021	2020
	%

Discount rate	3.5	2.58
Salary growth	4.64	3.37